Capital Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Schedule of Stock by Class [Table Text Block]
	March 31,	December 31,
	2017	2016
Authorized -
100,000,000 common shares of $0.00001 par value
20,000,000 preferred shares of $0.00001 par value
Issued -
65,422,020 (December 31, 2016 - 64,812,020) common shares	$1	$1

	2016	2015

Authorized -

100,000,000 common shares of $0.00001 par value
20,000,000 preferred shares of $0.00001 par value

Issued -

64,812,020 (December 31, 2015: 63,615,255) common shares	$1	$1